Capital Management (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 196,800,820	$ 120,416,000	$ 148,964,000
Weighted average number of ordinary shares used in calculating basic earnings per share	290,969,221	290,014,019	291,982,305
Adjustments for calculation of diluted earnings per share	10,773,576	15,122,271	10,976,123
Weighted average number of ordinary shares used in calculating diluted earnings per share	301,742,797	305,136,290	302,958,428
Basic earnings (loss) per share from discontinued operations	$ 0.68	$ 0.42	$ 0.51
Diluted earnings (loss) per share	$ 0.65	$ 0.39	$ 0.49